Income Taxes Relating to Continuing Operations (Tables)	12 Months Ended
Jun. 30, 2023
Major components of tax expense (income) [abstract]
Summary of Income Tax Recognised in Profit or Loss

	2023 A$	2022 A$	2021 A$
(a) Income Tax Recognised in Profit or Loss

Current tax
In respect of the current year	-	-	-
In respect of the prior year	-	-	-
	-	-	-
Deferred tax
Recognised in current year	(206,792)	(191,808)	(187,427)
	(206,792)	(191,808)	(187,427)

Total income tax benefit	(206,792)	(191,808)	(187,427)

Summary of Reconciliation to Accounting Loss and Net Deferred Tax Liability Recognised

(b) Reconciliation to Accounting Loss	2023 A$	2022 A$	2021 A$
Loss from continuing operations	(32,053,749)	(21,951,166)	(8,884,464)
Tax at the Australian tax rate of 25% (2021 25% & 2020: 30%)	(8,013,437)	(5,487,792)	(2,665,339)
Tax effect of non-deductible / non-assessable amounts
Exempt income from government assistance	(156,890)	(1,447,922)	(293,422)
Entertainment expenses	1,448	1,231	727
Net gain arising on changes in fair value of contingent consideration	247,045	234,089	(963,751)
Share-based payments	476,138	707,422	392,505
Research and development expenditure	360,666	3,328,556	640,050
Amortisation of share issue costs	(285,631)	(285,631)	-
Temporary differences not recorded as an asset	(787,392)	(58,374)	(632,779)
Tax losses not recorded	7,872,870	2,779,547	3,253,265
Effect of different tax rates in other jurisdictions	78,391	37,066	81,317
	(206,792)	(191,808)	(187,427)

	2023 A$	2022 A$
(c) Net Deferred Tax Liability Recognised
Net deferred tax liability is attributable to the following deferred tax asset/(liability) items:
Intangibles denominated in USD	(1,932,546)	(2,066,037)
Tax losses denominated in USD	277177	267,412
	(1,655,369)	(1,798,625)
Movement in Net Deferred Tax Liability
Opening balance	(1,798,625)	(1,842,303)
Recognized in income	206,792	191,808
Recognized in equity	(63,536)	(148,130)
Closing balance	(1,655,369)	(1,798,625)

Summary of Net Deferred Tax Asset Not Recognised

(d) Net Deferred Tax Asset Not Recognised
Revenue tax losses	33,323,740	25,445,487
Net temporary difference	2,387,515	3,460,513
	35,711,255	28,906,000